Long-Term Debt And Lines Of Credit (Financial Debt Covenants) (Details)	12 Months Ended
Dec. 31, 2011
Annual Operating Lease Commitment, Requirement	30,000,000
Annual Operating Lease Commitment, Chemed	19,800,000
Maximum [Member]
Leverage Ratio (Consolidated Indebtedness/Consolidated Adjustment EBITDA), Requirement	3.50
Leverage Ratio (Consolidated Indebtedness Consolidated Adjustment EBITDA), Chemed	1.09
Fixed Charge Coverage Ratio (Consolidated Free Cash Flow/Consolidated Fixed Charges), Requirement	1.50
Fixed Charge Coverage Ratio (Consolidated Free Cash Flow/Consolidated Fixed Charges), Chemed	2.47
Minimum [Member]
Leverage Ratio (Consolidated Indebtedness/Consolidated Adjustment EBITDA), Requirement	1.0
Leverage Ratio (Consolidated Indebtedness Consolidated Adjustment EBITDA), Chemed	1.00
Fixed Charge Coverage Ratio (Consolidated Free Cash Flow/Consolidated Fixed Charges), Requirement	1.00
Fixed Charge Coverage Ratio (Consolidated Free Cash Flow/Consolidated Fixed Charges), Chemed	1.00